Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment
NOTE 9 PREMISES AND EQUIPMENT

Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2015	2014
Land	$522	$534
Buildings and improvements	3,348	3,323
Furniture, fixtures and equipment	2,721	2,719
Capitalized building and equipment leases	113	126
Construction in progress	19	26

	6,723	6,728
Less accumulated depreciation and amortization	(4,210)	(4,110)

Total	$2,513	$2,618